Premises and Equipment (Summary of Premises and Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 4,279	$ 4,039
Accumulated depreciation and amortization	(2,172)	(2,032)
Net premises and equipment	2,107	2,007
Land and land improvements
Property, Plant and Equipment [Line Items]
Total	$ 611	596
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	40 years
Total	$ 1,628	1,503
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total	$ 1,121	1,030
Furniture and equipment | Min
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	3 years
Furniture and equipment | Max
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	15 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 791	721
Construction in progress
Property, Plant and Equipment [Line Items]
Total	62	122
Capitalized leases on premises and equipment
Property, Plant and Equipment [Line Items]
Total	$ 66	$ 67